Taxes	12 Months Ended
Dec. 31, 2012
Taxes
Taxes

Note N.

Taxes

($ in millions)

For the year ended December 31:	2012	2011	2010
Income before income taxes
U.S. operations	$9,668	$9,716	$9,140
Non-U.S. operations	12,234	11,287	10,583
Total income before income taxes	$21,902	$21,003	$19,723

The provision for income taxes by geographic operations is as follows:

($ in millions)

For the year ended December 31:	2012	2011	2010
U.S. operations	$2,582	$2,141	$2,000
Non-U.S. operations	2,716	3,007	2,890
Total provision for income taxes	$5,298	$5,148	$4,890

The components of the provision for income taxes by taxing jurisdiction are as follows:

($ in millions)

For the year ended December 31:	2012	2011	2010
U.S. federal
Current	$1,361	$268	$190
Deferred	403	909	1,015
	1,764	1,177	1,205
U.S. state and local
Current	134	429	279
Deferred	289	81	210
	423	510	489
Non-U.S.
Current	3,006	3,239	3,127
Deferred	105	222	69
	3,111	3,461	3,196
Total provision for income taxes	5,298	5,148	4,890
Provision for social security, real estate, personal property and other taxes	4,331	4,289	4,018
Total taxes included in net income	$9,629	$9,437	$8,908

A reconciliation of the statutory U.S. federal tax rate to the company’s effective tax rate is as follows:

For the year ended December 31:	2012	2011	2010
Statutory rate	35%	35%	35%
Foreign tax differential	(11)	(10)	(10)
State and local	1	2	2
Other	(1)	(2)	(2)
Effective rate	24%	25%	25%

The significant components reflected within the tax rate reconciliation above labeled “Foreign tax differential” include the effects of foreign subsidiaries’ earnings taxed at rates other than the U.S. statutory rate, foreign export incentives, the U.S. tax impacts of non-U.S. earnings repatriation and any net impacts of intercompany transactions. These items also reflect audit settlements or changes in the amount of unrecognized tax benefits associated with each of these items.

In the fourth quarter of 2011, the IRS commenced its audit of the company’s U.S. tax returns for the years 2008 through 2010. The company anticipates that this audit will be completed by the end of 2013.

The effect of tax law changes on deferred tax assets and liabilities did not have a material impact on the company’s effective tax rate.

The significant components of deferred tax assets and liabilities that are recorded in the Consolidated Statement of Financial Position were as follows:

Deferred Tax Assets

($ in millions)

At December 31:	2012	2011*
Retirement benefits	$5,870	$5,169
Share-based and other compensation	1,666	1,598
Deferred income	1,018	834
Domestic tax loss/credit carryforwards	954	914
Foreign tax loss/credit carryforwards	681	752
Bad debt, inventory and warranty reserves	586	608
Depreciation	456	474
Other	1,384	1,479
Gross deferred tax assets	12,615	11,828
Less: valuation allowance	1,187	912
Net deferred tax assets	$11,428	$10,916

* Reclassed to conform with 2012 presentation.

Deferred Tax Liabilities

($ in millions)

At December 31:	2012	2011
Leases	$2,216	$2,149
Depreciation	1,378	1,421
Goodwill and intangible assets	957	796
Software development costs	542	466
Retirement benefits	257	551
Other	1,158	1,121
Gross deferred tax liabilities	$6,508	$6,504

For income tax return purposes, the company has foreign and domestic loss carryforwards, the tax effect of which is $706 million, as well as domestic and foreign credit carryforwards of $929 million. Substantially all of these carryforwards are available for at least two years or are available for 10 years or more.

The valuation allowance at December 31, 2012 principally applies to certain foreign, state and local loss carryforwards that, in the opinion of management, are more likely than not to expire unutilized. However, to the extent that tax benefits related to these carry-forwards are realized in the future, the reduction in the valuation allowance will reduce income tax expense.

The amount of unrecognized tax benefits at December 31, 2012 increased by $97 million in 2012 to $5,672 million. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

($ in millions)

	2012	2011	2010
Balance at January 1	$5,575	$5,293	$4,790
Additions based on tax positions related to the current year	401	672	1,054
Additions for tax positions of prior years	215	379	1,768
Reductions for tax positions of prior years (including impacts due to a lapse in statute)	(425)	(538)	(1,659)
Settlements	(94)	(231)	(660)
Balance at December 31	$5,672	$5,575	$5,293

The additions to unrecognized tax benefits related to the current and prior years are primarily attributable to non-U.S. issues, certain tax incentives and credits, acquisition-related matters and state issues. The settlements and reductions to unrecognized tax benefits for tax positions of prior years are primarily attributable to the conclusion of the company’s various U.S., state and non-U.S. income tax examinations and various non-U.S. matters, as well as impacts due to lapses in statutes of limitation.

In April 2010, the company appealed the determination of a non-U.S. taxing authority with respect to certain foreign tax losses. The tax benefit of these losses, approximately $1,475 million, had been included in unrecognized tax benefits within 2010 additions for tax positions of prior years. The tax benefit of these losses total $1,386 million as of December 31, 2012. The 2012 decrease was driven by currency and has been included in the 2012 reductions for tax positions of prior years. In April 2011, the company had received notification that the appeal was denied. In June 2011, the company filed a lawsuit challenging this decision. The next court hearing is scheduled for March 2013. No final determination has been reached on this matter.

The liability at December 31, 2012 of $5,672 million can be reduced by $573 million of offsetting tax benefits associated with the correlative effects of potential transfer pricing adjustments, state income taxes and timing adjustments. The net amount of $5,099 million, if recognized, would favorably affect the company’s effective tax rate. The net amounts at December 31, 2011 and 2010 were $5,090 million and $4,849 million, respectively.

Interest and penalties related to income tax liabilities are included in income tax expense. During the year ended December 31, 2012, the company recognized $134 million in interest expense and penalties; in 2011, the company recognized $129 million in interest expense and penalties, and in 2010, the company recognized a $15 million benefit in interest expense and penalties. The company has $533 million for the payment of interest and penalties accrued at December 31, 2012, and had $461 million accrued at December 31, 2011.

Within the next 12 months, the company believes it is reasonably possible that the total amount of unrecognized tax benefits associated with certain positions may be significantly reduced. The potential decrease in the amount of unrecognized tax benefits is primarily associated with the anticipated resolution of the company’s U.S. income tax audit for 2008 through 2010, as well as various non-U.S. audits. Specific positions that may be resolved, and may reduce the amount of unrecognized tax benefits, include transfer pricing matters, tax incentives and credits as well as various other foreign tax matters. The company estimates that the unrecognized tax benefits at December 31, 2012 could be reduced by approximately $1,700 million.

With limited exception, the company is no longer subject to U.S. federal, state and local or non-U.S. income tax audits by taxing authorities for years through 2007. The years subsequent to 2007 contain matters that could be subject to differing interpretations of applicable tax laws and regulations related to the amount and/or timing of income, deductions and tax credits. Although the outcome of tax audits is always uncertain, the company believes that adequate amounts of tax and interest have been provided for any adjustments that are expected to result for these years.

The company has not provided deferred taxes on $44.4 billion of undistributed earnings of non-U.S. subsidiaries at December 31, 2012, as it is the company’s policy to indefinitely reinvest these earnings in non-U.S. operations. However, the company periodically repatriates a portion of these earnings to the extent that it does not incur an additional U.S. tax liability. Quantification of the deferred tax liability, if any, associated with indefinitely reinvested earnings is not practicable.